Label	Element	Value
VanEck China Growth Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck® China Growth Leaders ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	VanEck® China Growth Leaders ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MarketGrader China All-Cap Growth Leaders Index (the “China Index” or the “Index”).
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waivers and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in securities that comprise the Fund’s benchmark index and/or in investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise its benchmark index.
The China Index is comprised of Chinese equity securities which are generally considered by MarketGrader.com Corp. (the “Index provider”) to exhibit favorable fundamental characteristics according to the Index provider’s proprietary scoring methodology. For each company eligible for the China Index, the Index provider creates a numerical score based on indicators measuring four fundamental characteristics, derived from public company filings and stock prices. The four fundamental characteristics are growth, value, profitability and cash flow. The resulting score is a weighted average of these indicators. To be initially eligible for inclusion in the China Index, companies must be domiciled in China and listed on an eligible stock exchange, as determined by the Index provider. From this universe of companies, the top-ranked names according to the Index provider’s proprietary score are included, and then weighted according to their free-float market capitalization.
As of December 31, 2022, the China Index included 200 securities of companies with a market capitalization range of between approximately $0.2 billion and $470 billion and a weighted average market capitalization of $53.5 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the China Index by investing in a portfolio of securities that generally replicates the China Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the China Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the China Index.
The Fund will seek to achieve its investment objective by primarily investing directly in A-shares and shares of companies domiciled in China and listed on Chinese or eligible offshore exchanges. A-shares are issued by companies incorporated in the People’s Republic of China (“China” or the “PRC”). A-shares are traded in renminbi (“RMB”) on the Shenzhen or Shanghai Stock Exchanges. The A-share market in China is made available to domestic PRC investors and foreign investors through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program (together, “Stock Connect”), and through licenses obtained under the Renminbi Qualified Foreign Institutional Investor (“RQFII”) or Qualified Foreign Institutional Investor (“QFII”) programs. After obtaining a RQFII or QFII license, the RQFII or QFII would register itself with China’s State Administration of Foreign Exchange (“SAFE”). Because the Fund does not satisfy the criteria to qualify as a RQFII or QFII itself, the Fund intends to invest directly in A-shares via Stock Connect, as described below, or via the license granted to the Fund’s sub-adviser, China Asset Management (Hong Kong) Limited (the “Sub-Adviser”), by CSRC (“RQFII license”). The Sub-Adviser has obtained RQFII status, which the Sub-Adviser will use to invest in A-shares on behalf of the Fund. The Fund may also invest in A-shares listed and traded on the Shanghai and Shenzhen Stock Exchanges through Stock Connect. Stock Connect is a securities trading and clearing program between the Shanghai and Shenzhen Stock Exchanges, the Stock Exchange of Hong Kong Limited, China Securities Depository and Clearing Corporation Limited (“CSDCC”) and Hong Kong Securities Clearing Company Limited (“HKSCC”) designed to permit mutual stock market access between mainland China and Hong Kong by allowing investors to trade and settle shares on each market via their local exchanges. Other exchanges in China may participate in Stock Connect in the future. Purchases of A-shares through Stock Connect are subject to a daily quota which does not belong to the Fund and can only be utilized on a first-come-first-serve basis. Once the daily quota is exceeded, buy orders will be rejected. Accordingly, the Fund's investments in A-shares via Stock Connect will be subject to the abovementioned daily quota limits on daily net purchases.
The Fund may also invest a portion of its assets in swaps, futures contracts and other types of derivative instruments that have economic characteristics that are substantially identical to the economic characteristics of A-shares and shares of Chinese companies, including swaps on the China Index, swaps on the A-shares and shares of Chinese companies which comprise the China Index and/or swaps on funds that seek to replicate the performance of the China Index or funds that invest in A-shares and shares of Chinese companies or the Fund may invest directly in shares of such funds. The notional values of these swaps, futures contracts and other derivative instruments will count towards the Fund’s 80% investment policy and cash and cash equivalents related to the swaps, futures contracts and other derivative instruments will not be counted towards the calculation of total assets. The Fund may also invest in exchange-traded funds (“ETFs”), including ETFs listed on a Hong Kong or other foreign exchange.
The Fund may become “non-diversified” as defined under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the China Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the China Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the China Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the China Index concentrates in an industry or group of industries. As of December 31, 2022, each of the consumer staples, basic materials, health care and information technology sectors represented a significant portion of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the China Index concentrates in an industry or group of industries. As of December 31, 2022, each of the consumer staples, basic materials, health care and information technology sectors represented a significant portion of the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.
Risk of RQFII Regime and the Fund’s Principal Investment Strategies. The Index is comprised of A-shares and/or shares of companies domiciled in China and listed on Chinese or eligible offshore exchanges. In seeking to replicate its Index, the Fund intends to invest directly in A-shares through the Sub-Adviser’s RQFII license and Stock Connect. Because the Fund will not be able to invest directly in A-shares beyond the limits that may be imposed by Stock Connect, the size of the Fund’s direct investment in A-shares may be limited. In addition, the RQFII license of the Sub-Adviser may be revoked by the Chinese regulators if, among other things, the Sub-Adviser fails to observe State Administration of Foreign Exchange and other applicable Chinese regulations. There can be no assurance the Fund could retain a replacement sub-adviser with an RQFII license or other means of investing in A-shares if that became necessary or appropriate for any reason.
The Fund cannot predict what would occur if the RQFII license of the Sub-Adviser generally were eliminated, although such an occurrence would likely have a material adverse effect on the Fund, including the requirement that the Sub-Adviser on behalf of the Fund dispose of certain or all of its A-shares holdings, and may adversely affect the willingness and ability of potential swap counterparties to engage in swaps with the Fund linked to the performance of A-shares. These risks are compounded by the fact that, at present, there are only a limited number of firms and potential counterparties that have RQFII or QFII status or are willing and able to enter into swap transactions linked to the performance of A-shares. To the extent the Fund invests in swaps, there can be no guarantee that the Fund will be able to invest in appropriate swaps, and the PRC government may at times restrict the ability of firms regulated in the PRC to make such swaps available. Therefore, any such elimination may have a material adverse effect on the ability of the Fund to achieve its investment objective. If the Fund is unable to obtain sufficient exposure to the performance of its Index due to the limited availability of investments that provide exposure to the performance of A-shares, the Fund, subject to any necessary regulatory relief, could, among other things, as a defensive measure limit or suspend creations until the Adviser and/or the Sub-Adviser determine that the requisite exposure to the Index is obtainable. If any of the above events were to occur, the Fund could trade at a significant premium or discount to its net asset value and could experience substantial redemptions and the Fund could, among other things, change its investment objective by, for example, seeking to track an alternative index focused on Chinese-related stocks other than A-shares or other appropriate investments, or decide to liquidate the Fund. The A-share market may be considered volatile with a risk of suspension of trading in a particular security or government intervention. Securities on the A-share market, including one or more securities in an Index, may be suspended from trading without an indication of how long the suspension will last, which may impair the liquidity of such securities.
The tax treatment of the Fund’s investments in A-shares through the Sub-Adviser’s RQFII quota is governed by the general PRC tax provisions and provisions applicable to RQFIIs. The current PRC tax laws and regulations and interpretations thereof may be revised or amended in the future, including with respect to the possible liability of the Fund for obligations of the Sub-Adviser. Any revision or amendment in tax laws and regulations may adversely affect the Fund. The Sub-Adviser, as a licensed RQFII, is currently permitted to repatriate RMB daily and is not subject to RMB repatriation restrictions or prior approval, provided that final repatriation of capital and profits at the liquidation of the Fund will be subject to an audit report and tax filing. However, there is no assurance that RQFII may not be subject to restrictions or prior approval requirements in the future. Any additional restrictions imposed on the Sub-Adviser or RQFIIs generally may have adverse effect on the Fund’s ability to invest directly in A-shares and its ability to meet redemption requests.
If the Fund’s direct investments in A-shares through the Sub-Adviser’s RQFII license become subject to repatriation restrictions, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies under the Internal Revenue Code, and be subject to income and excise tax at the Fund level. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions before re- qualifying for taxation as a regulated investment company. See below under “Shareholder Information—Tax Information—Taxes on Distributions” for more information. The Fund may elect, for U.S. federal income tax purposes, to treat Chinese taxes (including withholding taxes) paid by the Fund as paid by its shareholders. Even if the Fund is qualified to make that election and does so, this treatment will not apply with respect to amounts the Fund reserves in anticipation of the imposition of withholding taxes not currently in effect (as discussed above). If these amounts are used to pay any tax liability of the Fund in a later year, they will be treated as paid by the shareholders in such later year, even if they are imposed with respect to income of an earlier year. See the section of this prospectus entitled “Shareholder Information—Tax Information” for a further description of this risk.
Basic Materials Sector Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.
Consumer Staples Sector Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the consumer staples sector. The consumer staples sector comprises companies whose businesses are less sensitive to economic cycles, such as manufacturers and distributors of food and beverages and producers of non-durable household goods and personal products. Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.
Health Care Sector Risk. Companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims.
Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.
Special Risk Considerations of Investing in China. Investments in securities of Chinese issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets, including the following:
Political and Economic Risk. The economy of China, which has been in a state of transition from a planned economy to a more market oriented economy, differs from the economies of most developed countries in many respects, including the level of government involvement, its state of development, its growth rate, control of foreign exchange, and allocation of resources. Although the majority of productive assets in China are still owned by the PRC government at various levels, in recent years, the PRC government has implemented economic reform measures emphasizing utilization of market forces in the development of the economy of China and a high level of management autonomy. The economy of China has experienced significant growth in the past 30 years, but growth has been uneven both geographically and among various sectors of the economy. Economic growth has also been accompanied by periods of high inflation. The PRC government has implemented various measures from time to time to control inflation and restrain the rate of economic growth.
For more than 30 years, the PRC government has carried out economic reforms to achieve decentralization and utilization of market forces to develop the economy of the PRC. These reforms have resulted in significant economic growth and social progress. There can, however, be no assurance that the PRC government will continue to pursue such economic policies or, if it does, that those policies will continue to be successful. Any such adjustment and modification of those economic policies may have an adverse impact on the securities market in the PRC as well as the underlying securities of the Fund’s Index. Further, the PRC government may from time to time adopt corrective measures to control the growth of the PRC economy which may also have an adverse impact on the capital growth and performance of the Fund.
Political changes, social instability and adverse diplomatic developments in the PRC could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the issuers of the Fund’s A-share investments.
Market volatility caused by potential regional or territorial conflicts or natural or other disasters, may have an adverse impact on the performance of the Fund. For example, any escalation of hostility between Mainland China and Taiwan would likely have a significant adverse impact on the value and liquidity of the Fund’s investments in both Mainland China and elsewhere, causing substantial investment losses for the Fund.
The laws, regulations, including the investment regulations allowing RQFIIs (and QFIIs) to invest in A-shares, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of the A-shares in the Fund’s portfolio.
Since 1949, the PRC has been a socialist state controlled by the Communist party. China has only recently opened up to foreign investment and has only begun to permit private economic activity. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978.
Under the economic reforms implemented by the Chinese government, the Chinese economy has experienced tremendous growth, developing into one of the largest economies in the world. There is no assurance, however, that such growth will be sustained in the future.
The Chinese government continues to be an active participant in many economic sectors through ownership positions and regulation. The allocation of resources in China is subject to a high level of government control. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial adverse effect on the Chinese economy and the Fund’s investments.
The Chinese economy is export-driven and highly reliant on trade, and much of China’s growth in recent years has been the result of focused investments in economic sectors intended to produce goods and services for export purposes. The performance of the Chinese economy may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency revaluation, capital reinvestment, resource self-sufficiency and balance of payments position. Adverse changes to the economic conditions of its primary trading partners, such as the United States, Japan and South Korea, would adversely impact the Chinese economy and the Fund’s investments. International trade tensions involving China and its trading counterparties may arise from time to time which can result in trade tariffs, embargoes, sanctions, investment restrictions, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund.
Moreover, the current slowdown or any future recessions in other significant economies of the world, such as the United States, the European Union and certain Asian countries, may adversely affect economic growth in China. An economic downturn in China would adversely impact the Fund’s investments.
Inflation. Economic growth in China has also historically been accompanied by periods of high inflation. Rising inflation may, in the future, adversely affect the performance of the Chinese economy and the Fund’s investments.
Tax Changes. The Chinese system of taxation is not as well settled as that of the United States. China has implemented a number of tax reforms in recent years and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law, such as the cessation of tax exemptions in respect of investments in A-Shares via RQFII and/or the Stock Connect, could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund. Should legislation limit U.S. investors’ ability to invest in specific Chinese companies through A-shares or other share class listings that are part of the underlying holdings, these shares may be excluded from Fund holdings. In addition, changes in the Chinese tax system may have retroactive effects.
Nationalization and Expropriation. After the formation of the Chinese socialist state in 1949, the Chinese government renounced various debt obligations and nationalized private assets without providing any form of compensation. There can be no assurance that the Chinese government will not take similar actions in the future. Accordingly, an investment in the Fund involves a risk of a total loss.
Hong Kong Policy. As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. China controls matters that relate to defense and foreign affairs. Under the agreement, China does not tax Hong Kong, does not limit the exchange of the Hong Kong dollar for foreign currencies and does not place restrictions on free trade in Hong Kong. However, there is no guarantee that China will continue to honor the agreement, and China may change its policies regarding Hong Kong at any time. As of July 2020, the Chinese Standing Committee of the National People's Congress enacted the Law of the People's Republic of China on Safeguarding National Security in the Hong Kong Special Administrative Region. As of the same month, Hong Kong is no longer afforded preferential economic treatment by the United States under US law, and there is uncertainty as to how the economy of Hong Kong will be affected. Any further changes in PRC’s policies could adversely affect market conditions and the performance of the Hong Kong economy and, thus, the value of securities in the Fund’s portfolio.
Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of securities in the Fund’s portfolio. Furthermore, as demonstrated by Hong Kong protests in recent years over political, economic, and legal freedoms, and the Chinese government's response to them, there continues to exist political uncertainty within Hong Kong.
Chinese Securities Markets. The securities markets in China have a limited operating history and are not as developed as those in the United States. These markets tend to have had greater volatility than markets in the United States and some other countries. In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the United States. Accordingly, issuers of securities in China are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, stockholder proxy requirements and the requirements mandating timely disclosure of information. During periods of significant market volatility, the Chinese government has, from time to time, intervened in its domestic securities markets to a greater degree than would be typical in more developed markets. Stock markets in China are in the process of change and further development. This may lead to trading volatility, unpredictable trading suspensions, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulations. These risks may be more pronounced for the A-share market than for Chinese securities markets generally because the A-share market is subject to greater government restrictions and control, including trading suspensions, as described in greater detail above.
Available Disclosure About Chinese Companies. Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Therefore, disclosure of certain material information may not be made, and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. Chinese issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a Chinese issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. Generally Accepted Accounting Principles.
Chinese Corporate and Securities Law. The regulations on investments and repatriation of capital by QFIIs and RQFIIs are relatively new. As a result, the application and interpretation of such investment regulations are therefore relatively untested. In addition, PRC authorities have broad discretion in this regard. The Fund’s rights with respect to its investments in A-shares through Stock Connect or the Sub-Adviser’s RQFII license will not be governed by U.S. law, and instead will be governed by Chinese law. China operates under a civil law system, in which court precedent is not binding. Because there is no binding precedent to interpret existing statutes, there is uncertainty regarding the implementation of existing law.
Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and stockholders’ rights often differ from those that may apply in the United States and other countries. Chinese laws providing protection to investors, such as laws regarding the fiduciary duties of officers and directors, are undeveloped and will not provide investors, such as the Fund, with protection in all situations where protection would be provided by comparable law in the United States. China lacks a national set of laws that address all issues that may arise with regard to a foreign investor such as the Fund.
It may therefore be difficult for the Fund to enforce its rights as an investor under Chinese corporate and securities laws, and it may be difficult or impossible for the Fund to obtain a judgment in court. Moreover, as Chinese corporate and securities laws continue to develop, these developments may adversely affect foreign investors, such as the Fund.
Special Risk Considerations of Investing in Chinese-Issued A-shares. The Fund’s investments in A-shares via the Stock Connect are limited by the market- wide quotas imposed by Stock Connect. In addition, there may be significant restrictions on the repatriation of gains and income related to the Sub-Adviser’s RQFII license that may affect the Fund’s ability to satisfy redemption requests. Currently, there are two stock exchanges in mainland China, the Shanghai and Shenzhen Stock Exchanges, and there is one stock exchange in Hong Kong. The Shanghai and Shenzhen Stock Exchanges are supervised by the China Securities Regulatory Commission and are highly automated with trading and settlement executed electronically. The Shanghai and Shenzhen Stock Exchanges are more volatile than the major securities markets in the United States. In comparison to the mainland Chinese securities markets, the securities markets in Hong Kong are relatively well developed and active.
The Shanghai and Shenzhen Stock Exchanges divide listed shares into two classes: A-shares and B-shares. Companies whose shares are traded on the Shanghai and Shenzhen Stock Exchanges that are incorporated in mainland China may issue both A-shares and B-shares. In China, the A-shares and B-shares of an issuer may only trade on one exchange. A-shares and B-shares may both be listed on either the Shanghai or Shenzhen Stock Exchanges. Both classes represent an ownership interest comparable to a share of common stock and all shares are entitled to substantially the same rights and benefits associated with ownership. A-shares are traded on the Shanghai and Shenzhen Stock Exchanges in RMB.
Because restrictions continue to exist and capital therefore cannot flow freely into the A-share market, it is possible that in the event of a market disruption, the liquidity of the A-share market and trading prices of A-shares could be more severely affected than the liquidity and trading prices of markets where securities are freely tradable and capital therefore flows more freely. The Fund cannot predict the nature or duration of such a market disruption or the impact that it may have on the A-share market and the short-term and long-term prospects of its investments in the A-share market.
The Chinese government has in the past taken actions that benefited holders of A-shares. As A-shares become more available to foreign investors, such as the Fund, the Chinese government may be less likely to take action that would benefit holders of A-shares. In addition, there is no guarantee that the Sub-Adviser will continue to maintain its RQFII if the RQFII license is eliminated by SAFE at some point in the future. The Fund cannot predict what would occur if an RQFII license of the Sub-Adviser were eliminated, although such an occurrence would likely have a material adverse effect on the Fund.
From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.
Investment and Repatriation Restrictions. Investments by the Fund in A-shares through the Sub-Adviser’s RQFII quota, other Chinese financial instruments regulated by the China Securities Regulatory Commission, including warrants and open- and closed-end investment companies, are subject to governmental pre-approval limitations on the quantity that the Fund may purchase or limits on the classes of securities in which the Fund may invest.
The Sub-Adviser, as a licensed RQFII, is currently permitted to repatriate RMB daily and is not subject to RMB repatriation restrictions or prior approval, provided that final repatriation of capital and profits at the liquidation of the Fund will be subject to an audit report and tax filing. However, there is no assurance that PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Any additional restrictions imposed on the Sub-Adviser or RQFIIs generally may have an adverse effect on the Fund’s ability to invest directly in A-shares and its ability to meet redemptions requests.
The Chinese government limits foreign investment in the securities of certain Chinese issuers entirely if foreign investment is banned in respect of the industry in which the relevant Chinese issuers are conducting their business. These restrictions or limitations may have adverse effects on the liquidity and performance of the Fund holdings as compared to the performance of its Index. This may increase the risk of tracking error and may adversely affect the Fund’s ability to pursue its investment objective.
Risk of Loss of Favorable U.S. Tax Treatment. The Fund intends to distribute annually all or substantially all of its investment company taxable income and net capital gain. However, if the Fund does not repatriate funds associated with direct investment in A-shares on a timely basis, it may be unable to satisfy the distribution requirements required to qualify for the favorable tax treatment otherwise generally afforded to regulated investment companies under the Internal Revenue Code. If the Fund fails to qualify for any taxable year as a regulated investment company, the Fund would be treated as a corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level (currently at a 21% U.S. federal tax rate) and, when such income is distributed, to a further tax at the shareholder level to the extent of the Fund’s current or accumulated earnings and profits. In addition, the Fund would not be eligible for a deduction for dividends paid to shareholders. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (any of which could be subject to interest charges) before re-qualifying for taxation as a regulated investment company. See below under “Shareholder Information—Tax Information—Taxes on Distributions” for more information.
Tax on Retained Income and Gains. To the extent the Fund does not distribute to shareholders all of its investment company taxable income and net capital gain in a given year, it will be required to pay U.S. federal income and excise tax on the retained income and gains, thereby reducing the Fund’s return. The Fund may elect to treat its net capital gain as having been distributed to shareholders. In that case, shareholders of record on the last day of the Fund’s taxable year will be required to include their attributable share of the retained gain in income for the year as a long-term capital gain despite not actually receiving the dividend, and will be entitled to a tax credit or refund for the tax deemed paid on their behalf by the Fund as well as an increase in the basis of their shares to reflect the difference between their attributable share of the gain and the related credit or refund.
Foreign Exchange Control. The Chinese government heavily regulates the domestic exchange of foreign currencies within China. Chinese law requires that all domestic transactions must be settled in RMB, places significant restrictions on the remittance of foreign currency and strictly regulates currency exchange from RMB. These restrictions may adversely affect the Fund and its investments. There may not be sufficient amounts of RMB for the Fund to be fully invested. It should also be noted that that the PRC government’s policies on exchange control and repatriation restrictions are subject to change, and any such change may adversely impact the Fund. There can be no assurance that the RMB exchange rate will not fluctuate widely against the US dollar or any other foreign currency in the future. Under exceptional circumstances, payment of redemptions and/or dividend payment in RMB may be delayed due to the exchange controls and restrictions applicable to RMB.
Custody Risks of Investing in A-shares. Industrial and Commercial Bank of China Limited (the “PRC sub- custodian”), which is approved by the China Securities Regulatory Commission and SAFE as a qualified RQFII custodian, has been appointed to provide custody services to the Fund’s assets invested in A-shares and investments in the PRC. The PRC sub-custodian maintains the Fund’s RMB deposit accounts and oversees the Fund’s investments in A-shares to ensure compliance with the rules and regulations of the China Securities Regulatory Commission and the People’s Bank of China. A-shares that are traded on the Shanghai or Shenzhen Stock Exchange are dealt and held in book-entry form through the CSDCC. The securities purchased by the Sub-Adviser, in its capacity as a RQFII, on behalf of the Fund, will be received by the CSDCC as credited to a securities trading account maintained by the PRC sub-custodian in the joint names of the Fund and the Sub-Adviser, and the Fund will pay the cost of the account. The Sub-Adviser may not use the account for any other purpose than for maintaining the Fund’s assets. However, given that the securities trading account will be maintained in the joint names of the Sub-Adviser and the Fund, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. In particular, there is a risk that creditors of the
Sub-Adviser may assert that the securities are owned by the Sub-Adviser and not the Fund, and that a court would uphold such an assertion, in which case creditors of the Sub-Adviser could seize assets of the Fund.
Investment via Stock Connect is subject to similar custody risks. Securities purchased by the Fund through Stock Connect will be held via a book entry in an omnibus account in the name of HKSCC, Hong Kong’s clearing entity, at CSDCC. The Fund’s ownership interest in Stock Connect securities will not be reflected directly in the book entry with CSDCC and will instead only be reflected on the books of its Hong Kong sub-custodian.
Investors should also note that cash deposits in the Fund’s account with the PRC sub-custodian will not be segregated from the proprietary assets of the PRC sub-custodian or the assets of its other clients. Therefore, to the extent the Fund’s assets are commingled, the cash deposits will be vulnerable in the event of a liquidation or bankruptcy by the PRC sub-custodian. Under such circumstances, the Fund will not have any proprietary rights to the cash deposited in the account, and the Fund will become an unsecured creditor, and would have no priority over the claims of any other unsecured creditors to the assets of the PRC sub-custodian. The Fund may encounter difficulties or delays in recovering such debt, or may not be able to recover it in full or at all, in which case the Fund will suffer losses.
Use of Brokers. The China Securities Regulatory Commission and SAFE regulations specify that all securities traded by the Sub-Adviser, as a licensed RQFII, on behalf of the Fund must be executed through one of the specified brokers per exchange. As a result, the Sub-Adviser will have less flexibility to choose among brokers on behalf of the Fund than is typically the case for investment managers.
Foreign Currency Considerations. Emerging markets such as China can experience high rates of inflation, deflation and currency devaluation. The value of the RMB may be subject to a high degree of fluctuation due to, among other things, changes in interest rates, the effects of monetary policies issued by the PRC, the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The Fund invests a significant portion of its assets in investments denominated in RMB and the income received by the Fund will principally be in RMB. The Fund’s exposure to the RMB and changes in value of the RMB versus the U.S. dollar may result in reduced returns for the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and RMB. The RMB is currently not a freely convertible currency. The value of the RMB is based on a managed floating exchange rate based on market supply and demand with reference to a basket of foreign currencies. The daily trading price of the RMB is allowed to float within a narrow band around the central parity published by the People’s Bank of China. The Chinese government’s imposition of restrictions on the repatriation of RMB out of mainland China may limit the depth of the offshore RMB market and reduce the liquidity of the Fund’s investments. These restrictions as well as any accelerated appreciation or depreciation of RMB may adversely affect the Fund and its investments. The Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code due to currency convertibility. The liquidation of investments, if required, may also have an adverse impact on the Fund’s performance.
Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and RMB. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
RMB can be further categorized into onshore RMB (CNY), which can be traded only in the PRC, and offshore RMB (CNH), which can be traded outside the PRC. CNY and CNH are traded at different exchange rates and their exchange rates may not move in the same direction. The Fund may also be adversely affected by the exchange rates between CNY and CNH. In addition, there may not be sufficient amounts of RMB for the Fund to be fully invested. Moreover, the trading and settlement of RMB-denominated securities are recent developments in Hong Kong and there is no assurance that problems will not be encountered with the systems or that other logistical problems will not arise.
Currently, there is no market in China in which the Fund may engage in hedging transactions to minimize RMB foreign exchange risk, and there can be no guarantee that instruments suitable for hedging currency will be available to the Fund in China at any time in the future. In the event that in the future it becomes possible to hedge RMB currency risk in China, the Fund may seek to protect the value of some portion or all of its portfolio holdings against currency risks by engaging in hedging transactions. In that case, such Fund may enter into forward currency exchange contracts and currency futures contracts and options on such futures contracts, as well as purchase put or call options on currencies, in China. Currency hedging would involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s and/or the Sub-Adviser’s view as to certain market movements is incorrect, the risk that the use of hedging could result in losses greater than if they had not been used. The use of currency transactions could result in the Fund’s incurring losses as a result of the imposition of exchange controls, exchange rate regulation, suspension of settlements or the inability to deliver or receive a specified currency.
China-Related Index Tracking Risk. To the extent the Fund is unable to invest in A-shares or enter into swaps or other derivatives linked to the performance of its Index or securities comprising its Index, it may enter into swaps or other derivatives linked to the performance of other funds that seek to track the performance of its Index. These funds may trade at a premium or discount to net asset value, which may result in additional tracking error for the Fund. Moreover, the ability of the Fund to track its Index may be affected by foreign exchange fluctuations as between the U.S. dollar and the RMB. Additionally, the terms of the swaps require the payment of the U.S. dollar equivalent of the RMB distributions and dividends received by the QFII, meaning that the Fund is exposed to foreign exchange risk and fluctuations in value between the U.S. dollar and the RMB. The Fund will be required to remit RMB to settle the purchase of A-shares and repatriate RMB to U.S. dollars to settle redemption orders. In the event such remittance is delayed or disrupted, the Fund will not be able to fully replicate the Index by investing in the relevant A-shares, which may lead to increased tracking error, and may need to rely on borrowings to meet redemptions, which may lead to increased expenses. Because the Index is priced in Chinese RMB and the Fund is priced in U.S. dollars, the ability of the Fund to track the Index is in part subject to foreign exchange fluctuations as between the U.S. dollar and the RMB. The Fund may underperform the Index when the value of the U.S. dollar increases relative to the value of the RMB.
Stock Connect Risk. The Fund may invest in A-shares listed and traded on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through Stock Connect, or on such other stock exchanges that participate in Stock Connect from time to time or in the future. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in Stock Connect A-shares. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested in the PRC, which could pose risks to the Fund. Furthermore, securities purchased via Stock Connect will be held via a book entry omnibus account in the name of HKSCC, Hong Kong’s clearing entity, at the CSDCC. The Fund’s ownership interest in Stock Connect securities will not be reflected directly in book entry with CSDCC and will instead only be reflected on the books of its Hong Kong sub-custodian. The Fund may therefore depend on HKSCC’s ability or willingness as record-holder of Stock Connect securities to enforce the Fund’s shareholder rights. PRC law did not historically recognize the concept of beneficial ownership; while PRC regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership via Stock Connect, the interpretation of beneficial ownership in the PRC by regulators and courts may continue to evolve. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules.
A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A-shares. Therefore, the Fund’s investments in Stock Connect A-shares are generally subject to PRC securities regulations and listing rules, among other restrictions. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Stock Connect. Stock Connect is only available on days when markets in both the PRC and Hong Kong are open, which may limit the Fund’s ability to trade when it would be otherwise attractive to do so. Since the inception of Stock Connect, foreign investors (including the Fund) investing in A-shares through Stock Connect have been temporarily exempt from the PRC corporate income tax and value-added tax on the gains on disposal of such A-shares. Dividends are subject to PRC corporate income tax on a withholding basis at 10%, unless reduced under a double tax treaty with China upon application to and obtaining approval from the competent tax authority. Aside from these temporary measures, uncertainties in permanent PRC tax rules governing taxation of income and gains from investments in Stock Connect A-shares could result in unexpected tax liabilities for the Fund.
The Stock Connect program is a relatively new program and may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.
STAR Board Risk. The Fund may access securities listed on the Science and Technology Innovation Board (the “STAR Board”) of the Shanghai Stock Exchange. Listed companies on the STAR Board are usually of an emerging nature with smaller operating scale, focused on emerging sectors such as new technologies and have a limited history. Rapid changes in technology could render obsolete the products and services offered by these listed companies and cause severe or complete declines in the prices of the securities of such companies.
In general, the securities on the STAR Board are subject to higher fluctuations in securities prices and liquidity and have higher risks and turnover ratios than companies listed on the main board of the Shanghai Stock Exchange. Due to having fewer securities in circulation, securities prices may be more susceptible to manipulation. Securities listed on the STAR Board may be overvalued and such exceptionally high valuations may not be sustainable. As the STAR Board allows companies to list by way of a registration system, it may be more common and faster for companies listed on the STAR Board to list and delist. If the companies that the Fund invests in are delisted, this may have an adverse impact on the value of the Fund. Also, the rules and regulations regarding companies listed on the STAR Board are less stringent in terms of profitability and share capital than those on the main board of the Shanghai Stock Exchange. Listed companies may list on the STAR Board with neither a track record of profitability nor any obligation to forecast future profitability. Investments in securities listed on the STAR Board may result in significant losses for the Fund and its investors.
PRC Tax Risk. The application of the tax laws and regulations of the PRC to income, including capital gains, derived from certain investments of the Fund remains unclear, and may well continue to evolve, possibly with retroactive effect. Any taxes imposed on the investments of the Fund pursuant to such laws and regulations will reduce the Fund’s overall returns.
Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Markets. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Available Disclosure About Emerging Market Issuers. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments will be principally in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.
Foreign Currency Risk. The Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also incur costs in connection with conversions between U.S. dollars and foreign currencies.
Swaps Risk. The Fund may invest in swaps on the Index or on securities comprising the Index. The Fund may also invest in swaps on other funds that track the Index or funds that invest in A-shares and shares of offshore listed Chinese companies. The use of swap agreements entails certain risks, which may be different from, and possibly greater than, the risks associated with investing directly in the underlying asset for the swap agreement. Investments in swaps linked to the performance of A-shares and shares of offshore listed Chinese companies are subject to general risks associated with investments in China and A-shares and the RQFII/QFII system.
Because a swap is an obligation of the counterparty rather than a direct investment in shares, the Fund may suffer losses potentially equal to, or greater than, the full value of the swap if the counterparty to a non-controlled cleared swap fails to perform its obligations under the swap. Any loss would result in a reduction in the net asset value of the Fund and may impair the Fund’s ability to achieve its investment objective. The counterparty risk associated with the Fund’s investments is expected to be greater than most other funds because there are only a limited number of counterparties that are willing and able to enter into swaps on shares of Chinese companies. In fact, because there are so few potential counterparties, the Fund, subject to applicable law, may enter into swap transactions with as few as one counterparty at any time.
Investments in swaps may also be subject to liquidity risk if the transaction is particularly large or if the relevant market is illiquid. Due to the limited number of potential swap counterparties, the liquidity risk associated with the Fund’s investments is expected to be greater than most other funds as the Fund may not be able to initiate or liquidate a swap position at an advantageous time or price, which may result in significant losses.
The swap market is subject to extensive regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain Securities and Exchange Commission and Commodity Futures Trading Commission rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability to enter into or to terminate existing swap agreements or to realize amounts to be received under such agreements. Moreover, certain swap transactions may be subject to the Fund’s limitation on investments in illiquid securities. Because swaps are generally entered into between two parties and may take longer than seven days to be sold or disposed of in the ordinary course of business, certain swaps may be considered illiquid.
Investments in swaps require additional ongoing payments to the counterparty to the swap. In addition, the Fund’s investments in swaps and other derivative instruments may be less tax-efficient than direct investment in A-shares. Investments in swaps and other derivatives may be subject to special U.S. federal income tax rules that could negatively affect the character, timing and amount of income earned by the Fund (e.g., by causing amounts that would be capital gain to be taxed as ordinary income or to be taken into income earlier than would otherwise be necessary). Also, the Fund may be required to periodically adjust its positions in swaps and derivatives to comply with certain regulatory requirements which may further cause these investments to be less efficient than a direct investment in A-shares. In addition, because the application of these special rules may be uncertain, the manner in which they are applied by the Fund may be determined to be incorrect and, as a result the Fund may be found to have failed to maintain its qualification as a regulated investment company or to be subject to additional U.S. tax liability.
Changes to or new regulations applicable to an ETF’s use of derivatives could potentially limit or impact the Fund’s ability to invest in derivatives and negatively affect the Fund’s performance and ability to pursue its stated investment objectives.
Futures Risk. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The prices of futures can be highly volatile and using futures can increase the volatility of the Fund’s net asset value and/or lower total return. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small movement in the price or value of a futures transaction may result in substantial losses to the Fund, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. Even a well-conceived futures transaction may be unsuccessful due to market events. Price movements are influenced by, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract. A liquid secondary market may not always exist for the Fund’s futures contract positions at any time.
Risk of Investing in Other Funds. The Fund may invest in shares of other funds, including ETFs. As a result, the Fund will indirectly be exposed to the risks of an investment in the underlying funds. As a shareholder in a fund, the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders will be absorbing additional levels of fees with respect to investments in other funds, including ETFs.
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium- capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.
Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell those securities.
Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, may decrease the Fund’s net asset value.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index provider, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security is removed from its Index, the Fund generally would not sell a security because the security’s issuer is in financial trouble. If a specific security is removed from the Fund’s Index, the Fund may be forced to sell such security at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in bonds or equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities for any particular economic cycle. The timing of changes in the securities of the Fund’s portfolio in seeking to replicate its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
Non-Diversification Risk. The Fund may become classified as “non-diversified” under the Investment Company Act of 1940 solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the its Index. If the Fund becomes non-diversified, it may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
		Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to those types of securities. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may become classified as “non-diversified” under the Investment Company Act of 1940 solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the its Index. If the Fund becomes non-diversified, it may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance. Prior to May 1, 2020, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the CSI 300 Index (the “Prior Index”). Therefore, performance information prior to May 1, 2020 reflects the performance of the Fund while seeking to track the Prior Index. As a result, the Fund’s future performance may differ substantially from the performance information shown below. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	41.64%	4Q 2014
Worst Quarter:	-30.54%	3Q 2015

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.54%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to May 1, 2020, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. Therefore, the performance information prior to May 1, 2020 reflects the performance of the Fund while seeking to track the Prior Index. Prior to May 1, 2020, the index data included in this table reflects that of the Prior Index, which did not reflect withholding taxes. From May 1, 2020, the index data reflects that of the China Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	See “License Agreements and Disclaimers” for important information.
VanEck China Growth Leaders ETF | MarketGrader China All-Cap Growth Leaders Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MarketGrader China All-Cap Growth Leaders Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)*	[1]
1 Year	rr_AverageAnnualReturnYear01	(30.89%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(4.10%)	[1]
10 Years	rr_AverageAnnualReturnYear10	3.30%	[1]
VanEck China Growth Leaders ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
VanEck China Growth Leaders ETF | VanEck China Growth Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GLCN
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.16%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	313
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	584
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,359
Annual Return 2013	rr_AnnualReturn2013	(4.74%)
Annual Return 2014	rr_AnnualReturn2014	49.11%
Annual Return 2015	rr_AnnualReturn2015	0.22%
Annual Return 2016	rr_AnnualReturn2016	(16.16%)
Annual Return 2017	rr_AnnualReturn2017	31.86%
Annual Return 2018	rr_AnnualReturn2018	(28.79%)
Annual Return 2019	rr_AnnualReturn2019	35.40%
Annual Return 2020	rr_AnnualReturn2020	25.95%
Annual Return 2021	rr_AnnualReturn2021	(14.67%)
Annual Return 2022	rr_AnnualReturn2022	(31.65%)
Label	rr_AverageAnnualReturnLabel	VanEck China Growth Leaders ETF (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	(31.65%)
5 Years	rr_AverageAnnualReturnYear05	(6.67%)
10 Years	rr_AverageAnnualReturnYear10	1.09%
VanEck China Growth Leaders ETF | VanEck China Growth Leaders ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck China Growth Leaders ETF (return after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	(31.91%)
5 Years	rr_AverageAnnualReturnYear05	(7.92%)
10 Years	rr_AverageAnnualReturnYear10	0.16%
VanEck China Growth Leaders ETF | VanEck China Growth Leaders ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck China Growth Leaders ETF (return after taxes on distributions and sale of Fund Shares)
1 Year	rr_AverageAnnualReturnYear01	(18.38%)
5 Years	rr_AverageAnnualReturnYear05	(4.56%)
10 Years	rr_AverageAnnualReturnYear10	0.99%
VanEck ChiNext ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck® ChiNext ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	VanEck® ChiNext ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the ChiNext Index (the “ChiNext Index” or the “Index”).
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waivers and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The ChiNext Index is a free-float adjusted index intended to track the performance of the 100 largest and most liquid stocks listed and trading on the ChiNext Market of the Shenzhen Stock Exchange (the “ChiNext Market”). The ChiNext Index is comprised of China A-shares (“A-shares”).
As of December 31, 2022, the ChiNext Index included 100 securities of companies with a market capitalization range of between approximately $1.65 billion and $137.92 billion and a weighted average market capitalization of $35.86 billion. The ChiNext Index may include securities of medium capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the ChiNext Index by investing in a portfolio of securities that generally replicates the ChiNext Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the ChiNext Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the ChiNext Index.
The Fund will seek to achieve its investment objective by primarily investing directly in A-shares. A-shares are issued by companies incorporated in the People’s Republic of China (“China” or the “PRC”). A-shares are traded in renminbi (“RMB”) on the Shenzhen or Shanghai Stock Exchanges. The A-share market in China is made available to domestic PRC investors and foreign investors through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program (together, “Stock Connect”), and through licenses obtained under the Renminbi Qualified Foreign Institutional Investor (“RQFII”) or a Qualified Foreign Institutional Investor (“QFII”) programs. After obtaining a RQFII or QFII license, the RQFII or QFII would register itself with China’s State Administration of Foreign Exchange (“SAFE”). Because the Fund does not satisfy the criteria to qualify as a RQFII or QFII itself, the Fund intends to invest directly in A-shares via Stock Connect, as described below, or via the license granted to the Fund’s sub-adviser, China Asset Management (Hong Kong) Limited (the “Sub-Adviser”), by CSRC (“RQFII license”). The Sub-Adviser has obtained RQFII status, which the Sub-Adviser will use to invest in A-shares on behalf of the Fund. The Fund may also invest in A-shares listed and traded on the Shanghai and Shenzhen Stock Exchanges through Stock Connect. Stock Connect is a securities trading and clearing program between the Shanghai and Shenzhen Stock Exchanges, the Stock Exchange of Hong Kong Limited, China Securities Depository and Clearing Corporation Limited (“CSDCC”) and Hong Kong Securities Clearing Company Limited (“HKSCC”) designed to permit mutual stock market access between mainland China and Hong Kong by allowing investors to trade and settle shares on each market via their local exchanges. Other exchanges in China may participate in Stock Connect in the future. Purchases of A-shares through Stock Connect are subject to a daily quota which does not belong to the Fund and can only be utilized on a first-come-first-serve basis. Once the daily quota is exceeded, buy orders will be rejected. Accordingly, the Fund's investments in A-shares via Stock Connect will be subject to the abovementioned daily quota limits on daily net purchases.
The Fund may become non-diversified as defined under Investment Company Act of 1940, (the “Investment Company Act of 1940”), as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the ChiNext Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the ChiNext Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Fund.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the ChiNext Index concentrates in an industry or group of industries. As of December 31, 2022, each of the industrials, health care and information technology sectors represented a significant portion of the ChiNext Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the ChiNext Index concentrates in an industry or group of industries. As of December 31, 2022, each of the industrials, health care and information technology sectors represented a significant portion of the ChiNext Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.
Risk of RQFII Regime and the Fund’s Principal Investment Strategies. The Index is comprised of A-shares and/or shares of companies domiciled in China and listed on Chinese or eligible offshore exchanges. In seeking to replicate its Index, the Fund intends to invest directly in A-shares through the Sub-Adviser’s RQFII license and Stock Connect. Because the Fund will not be able to invest directly in A-shares beyond the limits that may be imposed by Stock Connect, the size of the Fund’s direct investment in A-shares may be limited. In addition, the RQFII license of the Sub-Adviser may be revoked by the Chinese regulators if, among other things, the Sub-Adviser fails to observe State Administration of Foreign Exchange and other applicable Chinese regulations. There can be no assurance the Fund could retain a replacement sub-adviser with an RQFII license or other means of investing in A-shares if that became necessary or appropriate for any reason.
The Fund cannot predict what would occur if the RQFII license of the Sub-Adviser generally were eliminated, although such an occurrence would likely have a material adverse effect on the Fund, including the requirement that the Sub-Adviser on behalf of the Fund dispose of certain or all of its A-shares holdings, and may adversely affect the willingness and ability of potential swap counterparties to engage in swaps with the Fund linked to the performance of A-shares. These risks are compounded by the fact that, at present, there are only a limited number of firms and potential counterparties that have RQFII or QFII status or are willing and able to enter into swap transactions linked to the performance of A-shares. To the extent the Fund invests in swaps, there can be no guarantee that the Fund will be able to invest in appropriate swaps, and the PRC government may at times restrict the ability of firms regulated in the PRC to make such swaps available. Therefore, any such elimination may have a material adverse effect on the ability of the Fund to achieve its investment objective. If the Fund is unable to obtain sufficient exposure to the performance of its Index due to the limited availability of investments that provide exposure to the performance of A-shares, the Fund, subject to any necessary regulatory relief, could, among other things, as a defensive measure limit or suspend creations until the Adviser and/or the Sub-Adviser determine that the requisite exposure to the Index is obtainable. If any of the above events were to occur, the Fund could trade at a significant premium or discount to its net asset value and could experience substantial redemptions and the Fund could, among other things, change its investment objective by, for example, seeking to track an alternative index focused on Chinese-related stocks other than A-shares or other appropriate investments, or decide to liquidate the Fund. The A-share market may be considered volatile with a risk of suspension of trading in a particular security or government intervention. Securities on the A-share market, including one or more securities in an Index, may be suspended from trading without an indication of how long the suspension will last, which may impair the liquidity of such securities.
The tax treatment of the Fund’s investments in A-shares through the Sub-Adviser’s RQFII quota is governed by the general PRC tax provisions and provisions applicable to RQFIIs. The current PRC tax laws and regulations and interpretations thereof may be revised or amended in the future, including with respect to the possible liability of the Fund for obligations of the Sub-Adviser. Any revision or amendment in tax laws and regulations may adversely affect the Fund. The Sub-Adviser, as a licensed RQFII, is currently permitted to repatriate RMB daily and is not subject to RMB repatriation restrictions or prior approval, provided that final repatriation of capital and profits at the liquidation of the Fund will be subject to an audit report and tax filing. However, there is no assurance that RQFII may not be subject to restrictions or prior approval requirements in the future. Any additional restrictions imposed on the Sub-Adviser or RQFIIs generally may have adverse effect on the Fund’s ability to invest directly in A-shares and its ability to meet redemption requests.
If the Fund’s direct investments in A-shares through the Sub-Adviser’s RQFII license become subject to repatriation restrictions, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies under the Internal Revenue Code, and be subject to income and excise tax at the Fund level. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions before re- qualifying for taxation as a regulated investment company. See below under “Shareholder Information—Tax Information—Taxes on Distributions” for more information. The Fund may elect, for U.S. federal income tax purposes, to treat Chinese taxes (including withholding taxes) paid by the Fund as paid by its shareholders. Even if the Fund is qualified to make that election and does so, this treatment will not apply with respect to amounts the Fund reserves in anticipation of the imposition of withholding taxes not currently in effect (as discussed above). If these amounts are used to pay any tax liability of the Fund in a later year, they will be treated as paid by the shareholders in such later year, even if they are imposed with respect to income of an earlier year. See the section of this prospectus entitled “Shareholder Information—Tax Information” for a further description of this risk.
Health Care Sector Risk. Companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims.
Industrials Sector Risk. The industrials sector comprises companies who produce capital goods used in construction and manufacturing, such as companies that make and sell machinery, equipment and supplies that are used to produce other goods. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector be adversely affected by environmental damages, product liability claims and exchange rates.
Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.
Special Risk Considerations of Investing in China. Investments in securities of Chinese issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets, including the following:
Political and Economic Risk. The economy of China, which has been in a state of transition from a planned economy to a more market oriented economy, differs from the economies of most developed countries in many respects, including the level of government involvement, its state of development, its growth rate, control of foreign exchange, and allocation of resources. Although the majority of productive assets in China are still owned by the PRC government at various levels, in recent years, the PRC government has implemented economic reform measures emphasizing utilization of market forces in the development of the economy of China and a high level of management autonomy. The economy of China has experienced significant growth in the past 30 years, but growth has been uneven both geographically and among various sectors of the economy. Economic growth has also been accompanied by periods of high inflation. The PRC government has implemented various measures from time to time to control inflation and restrain the rate of economic growth.
For more than 30 years, the PRC government has carried out economic reforms to achieve decentralization and utilization of market forces to develop the economy of the PRC. These reforms have resulted in significant economic growth and social progress. There can, however, be no assurance that the PRC government will continue to pursue such economic policies or, if it does, that those policies will continue to be successful. Any such adjustment and modification of those economic policies may have an adverse impact on the securities market in the PRC as well as the underlying securities of the Fund’s Index. Further, the PRC government may from time to time adopt corrective measures to control the growth of the PRC economy which may also have an adverse impact on the capital growth and performance of the Fund.
Political changes, social instability and adverse diplomatic developments in the PRC could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the issuers of the Fund’s A-share investments.
Market volatility caused by potential regional or territorial conflicts or natural or other disasters, may have an adverse impact on the performance of the Fund. For example, any escalation of hostility between Mainland China and Taiwan would likely have a significant adverse impact on the value and liquidity of the Fund’s investments in both Mainland China and elsewhere, causing substantial investment losses for the Fund.
The laws, regulations, including the investment regulations allowing RQFIIs (and QFIIs) to invest in A-shares, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of the A-shares in the Fund’s portfolio.
Since 1949, the PRC has been a socialist state controlled by the Communist party. China has only recently opened up to foreign investment and has only begun to permit private economic activity. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978.
Under the economic reforms implemented by the Chinese government, the Chinese economy has experienced tremendous growth, developing into one of the largest economies in the world. There is no assurance, however, that such growth will be sustained in the future.
The Chinese government continues to be an active participant in many economic sectors through ownership positions and regulation. The allocation of resources in China is subject to a high level of government control. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial adverse effect on the Chinese economy and the Fund’s investments.
The Chinese economy is export-driven and highly reliant on trade, and much of China’s growth in recent years has been the result of focused investments in economic sectors intended to produce goods and services for export purposes. The performance of the Chinese economy may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency revaluation, capital reinvestment, resource self-sufficiency and balance of payments position. Adverse changes to the economic conditions of its primary trading partners, such as the United States, Japan and South Korea, would adversely impact the Chinese economy and the Fund’s investments. International trade tensions involving China and its trading counterparties may arise from time to time which can result in trade tariffs, embargoes, sanctions, investment restrictions, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund.
Moreover, the current slowdown or any future recessions in other significant economies of the world, such as the United States, the European Union and certain Asian countries, may adversely affect economic growth in China. An economic downturn in China would adversely impact the Fund’s investments.
Inflation. Economic growth in China has also historically been accompanied by periods of high inflation. Rising inflation may, in the future, adversely affect the performance of the Chinese economy and the Fund’s investments.
Tax Changes. The Chinese system of taxation is not as well settled as that of the United States. China has implemented a number of tax reforms in recent years and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law, such as the cessation of tax exemptions in respect of investments in A-Shares via RQFII and/or the Stock Connect, could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund. Should legislation limit U.S. investors’ ability to invest in specific
Chinese companies through A-shares or other share class listings that are part of the underlying holdings, these shares may be excluded from Fund holdings. In addition, changes in the Chinese tax system may have retroactive effects.
Nationalization and Expropriation. After the formation of the Chinese socialist state in 1949, the Chinese government renounced various debt obligations and nationalized private assets without providing any form of compensation. There can be no assurance that the Chinese government will not take similar actions in the future. Accordingly, an investment in the Fund involves a risk of a total loss.
Hong Kong Policy. As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. China controls matters that relate to defense and foreign affairs. Under the agreement, China does not tax Hong Kong, does not limit the exchange of the Hong Kong dollar for foreign currencies and does not place restrictions on free trade in Hong Kong. However, there is no guarantee that China will continue to honor the agreement, and China may change its policies regarding Hong Kong at any time. As of July 2020, the Chinese Standing Committee of the National People's Congress enacted the Law of the People's Republic of China on Safeguarding National Security in the Hong Kong Special Administrative Region. As of the same month, Hong Kong is no longer afforded preferential economic treatment by the United States under US law, and there is uncertainty as to how the economy of Hong Kong will be affected. Any further changes in PRC’s policies could adversely affect market conditions and the performance of the Hong Kong economy and, thus, the value of securities in the Fund’s portfolio.
Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of securities in the Fund’s portfolio. Furthermore, as demonstrated by Hong Kong protests in recent years over political, economic, and legal freedoms, and the Chinese government's response to them, there continues to exist political uncertainty within Hong Kong.
Chinese Securities Markets. The securities markets in China have a limited operating history and are not as developed as those in the United States. These markets tend to have had greater volatility than markets in the United States and some other countries. In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the United States. Accordingly, issuers of securities in China are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, stockholder proxy requirements and the requirements mandating timely disclosure of information. During periods of significant market volatility, the Chinese government has, from time to time, intervened in its domestic securities markets to a greater degree than would be typical in more developed markets. Stock markets in China are in the process of change and further development. This may lead to trading volatility, unpredictable trading suspensions, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulations. These risks may be more pronounced for the A-share market than for Chinese securities markets generally because the A-share market is subject to greater government restrictions and control, including trading suspensions, as described in greater detail above.
Available Disclosure About Chinese Companies. Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Therefore, disclosure of certain material information may not be made, and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. Chinese issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a Chinese issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. Generally Accepted Accounting Principles.
Chinese Corporate and Securities Law. The regulations on investments and repatriation of capital by QFIIs and RQFIIs are relatively new. As a result, the application and interpretation of such investment regulations are therefore relatively untested. In addition, PRC authorities have broad discretion in this regard. The Fund’s rights with respect to its investments in A-shares through Stock Connect or the Sub-Adviser’s RQFII license will not be governed by U.S. law, and instead will be governed by Chinese law. China operates under a civil law system, in which court precedent is not binding. Because there is no binding precedent to interpret existing statutes, there is uncertainty regarding the implementation of existing law.
Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and stockholders’ rights often differ from those that may apply in the United States and other countries. Chinese laws providing protection to investors, such as laws regarding the fiduciary duties of officers and directors, are undeveloped and will not provide investors, such as the Fund, with protection in all situations where protection would be provided by comparable law in the United States. China lacks a national set of laws that address all issues that may arise with regard to a foreign investor such as the Fund.
It may therefore be difficult for the Fund to enforce its rights as an investor under Chinese corporate and securities laws, and it may be difficult or impossible for the Fund to obtain a judgment in court. Moreover, as Chinese corporate and securities laws continue to develop, these developments may adversely affect foreign investors, such as the Fund.
Special Risk Considerations of Investing in Chinese-Issued A-shares. The Fund’s investments in A-shares via the Stock Connect are limited by the market- wide quotas imposed by Stock Connect. In addition, there may be significant restrictions on the repatriation of gains and income related to the Sub-Adviser’s RQFII license that may affect the Fund’s ability to satisfy redemption requests. Currently, there are two stock exchanges in mainland China, the Shanghai and Shenzhen Stock Exchanges, and there is one stock exchange in Hong Kong. The Shanghai and Shenzhen Stock Exchanges are supervised by the China Securities Regulatory Commission and are highly automated with trading and settlement executed electronically. The Shanghai and Shenzhen Stock Exchanges are more volatile than the major securities markets in the United States. In comparison to the mainland Chinese securities markets, the securities markets in Hong Kong are relatively well developed and active.
The Shanghai and Shenzhen Stock Exchanges divide listed shares into two classes: A-shares and B-shares. Companies whose shares are traded on the Shanghai and Shenzhen Stock Exchanges that are incorporated in mainland China may issue both A-shares and B-shares. In China, the A-shares and B-shares of an issuer may only trade on one exchange. A-shares and B-shares may both be listed on either the Shanghai or Shenzhen Stock Exchanges. Both classes represent an ownership interest comparable to a share of common stock and all shares are entitled to substantially the same rights and benefits associated with ownership. A-shares are traded on the Shanghai and Shenzhen Stock Exchanges in RMB.
Because restrictions continue to exist and capital therefore cannot flow freely into the A-share market, it is possible that in the event of a market disruption, the liquidity of the A-share market and trading prices of A-shares could be more severely affected than the liquidity and trading prices of markets where securities are freely tradable and capital therefore flows more freely. The Fund cannot predict the nature or duration of such a market disruption or the impact that it may have on the A-share market and the short-term and long-term prospects of its investments in the A-share market.
The Chinese government has in the past taken actions that benefited holders of A-shares. As A-shares become more available to foreign investors, such as the Fund, the Chinese government may be less likely to take action that would benefit holders of A-shares. In addition, there is no guarantee that the Sub-Adviser will continue to maintain its RQFII if the RQFII license is eliminated by SAFE at some point in the future. The Fund cannot predict what would occur if an RQFII license of the Sub-Adviser were eliminated, although such an occurrence would likely have a material adverse effect on the Fund.
From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.
Investment and Repatriation Restrictions. Investments by the Fund in A-shares through the Sub-Adviser’s RQFII quota, other Chinese financial instruments regulated by the China Securities Regulatory Commission, including warrants and open- and closed-end investment companies, are subject to governmental pre-approval limitations on the quantity that the Fund may purchase or limits on the classes of securities in which the Fund may invest.
The Sub-Adviser, as a licensed RQFII, is currently permitted to repatriate RMB daily and is not subject to RMB repatriation restrictions or prior approval, provided that final repatriation of capital and profits at the liquidation of the Fund will be subject to an audit report and tax filing. However, there is no assurance that PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Any additional restrictions imposed on the Sub-Adviser or RQFIIs generally may have an adverse effect on the Fund’s ability to invest directly in A-shares and its ability to meet redemptions requests.
The Chinese government limits foreign investment in the securities of certain Chinese issuers entirely if foreign investment is banned in respect of the industry in which the relevant Chinese issuers are conducting their business. These restrictions or limitations may have adverse effects on the liquidity and performance of the Fund holdings as compared to the performance of its Index. This may increase the risk of tracking error and may adversely affect the Fund’s ability to pursue its investment objective.
Risk of Loss of Favorable U.S. Tax Treatment. The Fund intends to distribute annually all or substantially all of its investment company taxable income and net capital gain. However, if the Fund does not repatriate funds associated with direct investment in A-shares on a timely basis, it may be unable to satisfy the distribution requirements required to qualify for the favorable tax treatment otherwise generally afforded to regulated investment companies under the Internal Revenue Code. If the Fund fails to qualify for any taxable year as a regulated investment company, the Fund would be treated as a corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level (currently at a 21% U.S. federal tax rate) and, when such income is distributed, to a further tax at the shareholder level to the extent of the Fund’s current or accumulated earnings and profits. In addition, the Fund would not be eligible for a deduction for dividends paid to shareholders. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (any of which could be subject to interest charges) before re-qualifying for taxation as a regulated investment company. See below under “Shareholder Information—Tax Information—Taxes on Distributions” for more information.
Tax on Retained Income and Gains. To the extent the Fund does not distribute to shareholders all of its investment company taxable income and net capital gain in a given year, it will be required to pay U.S. federal income and excise tax on the retained income and gains, thereby reducing the Fund’s return. The Fund may elect to treat its net capital gain as having been distributed to shareholders. In that case, shareholders of record on the last day of the Fund’s taxable year will be required to include their attributable share of the retained gain in income for the year as a long-term capital gain despite not actually receiving the dividend, and will be entitled to a tax credit or refund for the tax deemed paid on their behalf by the Fund as well as an increase in the basis of their shares to reflect the difference between their attributable share of the gain and the related credit or refund.
Foreign Exchange Control. The Chinese government heavily regulates the domestic exchange of foreign currencies within China. Chinese law requires that all domestic transactions must be settled in RMB, places significant restrictions on the remittance of foreign currency and strictly regulates currency exchange from RMB. These restrictions may adversely affect the Fund and its investments. There may not be sufficient amounts of RMB for the Fund to be fully invested. It should also be noted that that the PRC government’s policies on exchange control and repatriation restrictions are subject to change, and any such change may adversely impact the Fund. There can be no assurance that the RMB exchange rate will not fluctuate widely against the US dollar or any other foreign currency in the future. Under exceptional circumstances, payment of redemptions and/or dividend payment in RMB may be delayed due to the exchange controls and restrictions applicable to RMB.
Custody Risks of Investing in A-shares. Industrial and Commercial Bank of China Limited (the “PRC sub- custodian”), which is approved by the China Securities Regulatory Commission and SAFE as a qualified RQFII custodian, has been appointed to provide custody services to the Fund’s assets invested in A-shares and investments in the PRC. The PRC sub-custodian maintains the Fund’s RMB deposit accounts and oversees the Fund’s investments in A-shares to ensure compliance with the rules and regulations of the China Securities Regulatory Commission and the People’s Bank of China. A-shares that are traded on the Shanghai or Shenzhen Stock Exchange are dealt and held in book-entry form through the CSDCC. The securities purchased by the Sub-Adviser, in its capacity as a RQFII, on behalf of the Fund, will be received by the CSDCC as credited to a securities trading account maintained by the PRC sub-custodian in the joint names of the Fund and the Sub-Adviser, and the Fund will pay the cost of the account. The Sub-Adviser may not use the account for any other purpose than for maintaining the Fund’s assets. However, given that the securities trading account will be maintained in the joint names of the Sub-Adviser and the Fund, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. In particular, there is a risk that creditors of the Sub-Adviser may assert that the securities are owned by the Sub-Adviser and not the Fund, and that a court would uphold such an assertion, in which case creditors of the Sub-Adviser could seize assets of the Fund.
Investment via Stock Connect is subject to similar custody risks. Securities purchased by the Fund through Stock Connect will be held via a book entry in an omnibus account in the name of HKSCC, Hong Kong’s clearing entity, at CSDCC. The Fund’s ownership interest in Stock Connect securities will not be reflected directly in the book entry with CSDCC and will instead only be reflected on the books of its Hong Kong sub-custodian.
Investors should also note that cash deposits in the Fund’s account with the PRC sub-custodian will not be segregated from the proprietary assets of the PRC sub-custodian or the assets of its other clients. Therefore, to the extent the Fund’s assets are commingled, the cash deposits will be vulnerable in the event of a liquidation or bankruptcy by the PRC sub-custodian. Under such circumstances, the Fund will not have any proprietary rights to the cash deposited in the account, and the Fund will become an unsecured creditor, and would have no priority over the claims of any other unsecured creditors to the assets of the PRC sub-custodian. The Fund may encounter difficulties or delays in recovering such debt, or may not be able to recover it in full or at all, in which case the Fund will suffer losses.
Use of Brokers. The China Securities Regulatory Commission and SAFE regulations specify that all securities traded by the Sub-Adviser, as a licensed RQFII, on behalf of the Fund must be executed through one of the specified brokers per exchange. As a result, the Sub-Adviser will have less flexibility to choose among brokers on behalf of the Fund than is typically the case for investment managers.
Foreign Currency Considerations. Emerging markets such as China can experience high rates of inflation, deflation and currency devaluation. The value of the RMB may be subject to a high degree of fluctuation due to, among other things, changes in interest rates, the effects of monetary policies issued by the PRC, the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The Fund invests a significant portion of its assets in investments denominated in RMB and the income received by the Fund will principally be in RMB. The Fund’s exposure to the RMB and changes in value of the RMB versus the U.S. dollar may result in reduced returns for the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and RMB. The RMB is currently not a freely convertible currency. The value of the RMB is based on a managed floating exchange rate based on market supply and demand with reference to a basket of foreign currencies. The daily trading price of the RMB is allowed to float within a narrow band around the central parity published by the People’s Bank of China. The Chinese government’s imposition of restrictions on the repatriation of RMB out of mainland China may limit the depth of the offshore RMB market and reduce the liquidity of the Fund’s investments. These restrictions as well as any accelerated appreciation or depreciation of RMB may adversely affect the Fund and its investments. The Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code due to currency convertibility. The liquidation of investments, if required, may also have an adverse impact on the Fund’s performance.
Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and RMB. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
RMB can be further categorized into onshore RMB (CNY), which can be traded only in the PRC, and offshore RMB (CNH), which can be traded outside the PRC. CNY and CNH are traded at different exchange rates and their exchange rates may not move in the same direction. The Fund may also be adversely affected by the exchange rates between CNY and CNH. In addition, there may not be sufficient amounts of RMB for the Fund to be fully invested. Moreover, the trading and settlement of RMB-denominated securities are recent developments in Hong Kong and there is no assurance that problems will not be encountered with the systems or that other logistical problems will not arise.
Currently, there is no market in China in which the Fund may engage in hedging transactions to minimize RMB foreign exchange risk, and there can be no guarantee that instruments suitable for hedging currency will be available to the Fund in China at any time in the future. In the event that in the future it becomes possible to hedge RMB currency risk in China, the Fund may seek to protect the value of some portion or all of its portfolio holdings against currency risks by engaging in hedging transactions. In that case, such Fund may enter into forward currency exchange contracts and currency futures contracts and options on such futures contracts, as well as purchase put or call options on currencies, in China. Currency hedging would involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s and/or the Sub-Adviser’s view as to certain market movements is incorrect, the risk that the use of hedging could result in losses greater than if they had not been used. The use of currency transactions could result in the Fund’s incurring losses as a result of the imposition of exchange controls, exchange rate regulation, suspension of settlements or the inability to deliver or receive a specified currency.
China-Related Index Tracking Risk. To the extent the Fund is unable to invest in A-shares or enter into swaps or other derivatives linked to the performance of its Index or securities comprising its Index, it may enter into swaps or other derivatives linked to the performance of other funds that seek to track the performance of its Index. These funds may trade at a premium or discount to net asset value, which may result in additional tracking error for the Fund. Moreover, the ability of the Fund to track its Index may be affected by foreign exchange fluctuations as between the U.S. dollar and the RMB. Additionally, the terms of the swaps require the payment of the U.S. dollar equivalent of the RMB distributions and dividends received by the QFII, meaning that the Fund is exposed to foreign exchange risk and fluctuations in value between the U.S. dollar and the RMB. The Fund will be required to remit RMB to settle the purchase of A-shares and repatriate RMB to U.S. dollars to settle redemption orders. In the event such remittance is delayed or disrupted, the Fund will not be able to fully replicate the Index by investing in the relevant A-shares, which may lead to increased tracking error, and may need to rely on borrowings to meet redemptions, which may lead to increased expenses. Because the Index is priced in Chinese RMB and the Fund is priced in U.S. dollars, the ability of the Fund to track the Index is in part subject to foreign exchange fluctuations as between the U.S. dollar and the RMB. The Fund may underperform the Index when the value of the U.S. dollar increases relative to the value of the RMB.
ChiNext Market Risk. The Fund may, through the Shenzhen-Hong Kong Stock Connect, access securities listed on the ChiNext market of the Shenzhen Stock Exchange. Listed companies on the ChiNext market are usually of an emerging nature with smaller operating scale. They are subject to higher fluctuation in stock prices and liquidity and have higher risks and turnover ratios than companies listed on the main board of the Shenzhen Stock Exchange. Securities listed on the ChiNext may be overvalued and such exceptionally high valuation may not be sustainable. Stock prices may be more susceptible to manipulation due to fewer circulating shares. It may be more common and faster for companies listed on ChiNext to delist. This may have an adverse impact on the Fund if the companies that they invest in are delisted. Also, the rules and regulations regarding companies listed on ChiNext market are less stringent in terms of profitability and share capital than those on the main board. Investments in the ChiNext market may result in significant losses for the Fund and its investors.
Stock Connect Risk. The Fund may invest in A-shares listed and traded on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through Stock Connect, or on such other stock exchanges that participate in Stock Connect from time to time or in the future. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in Stock Connect A-shares. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested in the PRC, which could pose risks to the Fund. Furthermore, securities purchased via Stock Connect will be held via a book entry omnibus account in the name of HKSCC, Hong Kong’s clearing entity, at the CSDCC. The Fund’s ownership interest in Stock Connect securities will not be reflected directly in book entry with CSDCC and will instead only be reflected on the books of its Hong Kong sub-custodian. The Fund may therefore depend on HKSCC’s ability or willingness as record-holder of Stock Connect securities to enforce the Fund’s shareholder rights. PRC law did not historically recognize the concept of beneficial ownership; while PRC regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership via Stock Connect, the interpretation of beneficial ownership in the PRC by regulators and courts may continue to evolve. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules.
A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A-shares. Therefore, the Fund’s investments in Stock Connect A-shares are generally subject to PRC securities regulations and listing rules, among other restrictions. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Stock Connect. Stock Connect is only available on days when markets in both the PRC and Hong Kong are open, which may limit the Fund’s ability to trade when it would be otherwise attractive to do so. Since the inception of Stock Connect, foreign investors (including the Fund) investing in A-shares through Stock Connect have been temporarily exempt from the PRC corporate income tax and value-added tax on the gains on disposal of such A-shares. Dividends are subject to PRC corporate income tax on a withholding basis at 10%, unless reduced under a double tax treaty with China upon application to and obtaining approval from the competent tax authority. Aside from these temporary measures, uncertainties in permanent PRC tax rules governing taxation of income and gains from investments in Stock Connect A-shares could result in unexpected tax liabilities for the Fund.
The Stock Connect program is a relatively new program and may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.
PRC Tax Risk. The application of the tax laws and regulations of the PRC to income, including capital gains, derived from certain investments of the Fund remains unclear, and may well continue to evolve, possibly with retroactive effect. Any taxes imposed on the investments of the Fund pursuant to such laws and regulations will reduce the Fund’s overall returns.
Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Markets. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Available Disclosure About Emerging Market Issuers. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments will be principally in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.
Foreign Currency Risk. The Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also incur costs in connection with conversions between U.S. dollars and foreign currencies.
Medium-Capitalization Companies Risk. Medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.
Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, may decrease the Fund’s net asset value.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index provider, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security is removed from its Index, the Fund generally would not sell a security because the security’s issuer is in financial trouble. If a specific security is removed from the Fund’s Index, the Fund may be forced to sell such security at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in bonds or equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities for any particular economic cycle. The timing of changes in the securities of the Fund’s portfolio in seeking to replicate its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
		Non-Diversification Risk. The Fund may become classified as “non-diversified” under the Investment Company Act of 1940 solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the its Index. If the Fund becomes non-diversified, it may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to those types of securities. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may become classified as “non-diversified” under the Investment Company Act of 1940 solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the its Index. If the Fund becomes non-diversified, it may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance. Prior to December 10, 2021, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the SME-ChiNext 100 Index (the “Prior Index”). Therefore, performance information prior to December 10, 2021 reflects the performance of the Fund tracking the Prior Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	49.51%	1Q 2015
Worst Quarter:	-29.80%	3Q 2015

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	49.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.80%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to December 10, 2021, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. Therefore, performance information prior to December 10, 2021 reflects the performance of the Fund while seeking to track the Prior Index. Prior to December 10, 2021, the index data reflects that of the Prior Index. From December 10, 2021, the index data reflects that of the ChiNext Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	See “License Agreements and Disclaimers” for important information.
VanEck ChiNext ETF | ChiNext Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	ChiNext Index (reflects no deduction for fees, expenses or taxes)*	[3]
1 Year	rr_AverageAnnualReturnYear01	(35.09%)	[3]
5 Years	rr_AverageAnnualReturnYear05	1.73%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2014
VanEck ChiNext ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	10.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2014
VanEck ChiNext ETF | VanEck ChiNext ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CNXT
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.75%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	629
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,458
Annual Return 2015	rr_AnnualReturn2015	45.94%
Annual Return 2016	rr_AnnualReturn2016	(30.04%)
Annual Return 2017	rr_AnnualReturn2017	19.37%
Annual Return 2018	rr_AnnualReturn2018	(39.72%)
Annual Return 2019	rr_AnnualReturn2019	42.80%
Annual Return 2020	rr_AnnualReturn2020	64.23%
Annual Return 2021	rr_AnnualReturn2021	8.21%
Annual Return 2022	rr_AnnualReturn2022	(35.49%)
Label	rr_AverageAnnualReturnLabel	VanEck ChiNext ETF (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	(35.49%)
5 Years	rr_AverageAnnualReturnYear05	(0.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2014
VanEck ChiNext ETF | VanEck ChiNext ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck ChiNext ETF (return after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	(35.49%)
5 Years	rr_AverageAnnualReturnYear05	(0.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
VanEck ChiNext ETF | VanEck ChiNext ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck ChiNext ETF (return after taxes on distributions and sale of Fund Shares)
1 Year	rr_AverageAnnualReturnYear01	(21.01%)
5 Years	rr_AverageAnnualReturnYear05	(0.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%

[1]	Prior to May 1, 2020, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. Therefore, the performance information prior to May 1, 2020 reflects the performance of the Fund while seeking to track the Prior Index. Prior to May 1, 2020, the index data included in this table reflects that of the Prior Index, which did not reflect withholding taxes. From May 1, 2020, the index data reflects that of the China Index.
[2]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year until at least May 1, 2024. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[3]	Prior to December 10, 2021, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. Therefore, performance information prior to December 10, 2021 reflects the performance of the Fund while seeking to track the Prior Index. Prior to December 10, 2021, the index data reflects that of the Prior Index. From December 10, 2021, the index data reflects that of the ChiNext Index.
[4]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year until at least May 1, 2024. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation